Discontinued Operations	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	Discontinued Operations
The table below shows net income/(loss) from discontinued operations:

	Successor		Predecessor
(In $ millions, except per share data)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Net (loss)/income of Paratus Energy Services Ltd	—	—	(4)	5
Net income/(loss) of KSA Business	—	8	(29)	(20)
Gain on disposal of KSA Business	—	276	—	—
Exit cost associated with disposal of KSA Business	—	(10)	—	—
Net income/(loss) from discontinued operations	—	274	(33)	(15)
Basic EPS: discontinued operations ($)	—	5.48	(0.33)	(0.15)
Diluted EPS: discontinued operations ($)	—	5.21	(0.33)	(0.15)
The table below analyses the cash flows from discontinued operations between our two discontinued operations:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Paratus Energy Services Ltd	—	—	(69)	(18)
KSA Business	—	5	(20)	13
Net cash provided by/(used in) operating activities	—	5	(89)	(5)
Paratus Energy Services Ltd	—	—	—	23
KSA Business	—	(40)	—	—
Net cash (used in)/provided by investing activities	—	(40)	—	23
Paratus Energy Services Ltd	—	—	—	—
KSA Business	—	16	20	—
Net cash provided by financing activities	—	16	20	—
Disposal of interest in Paratus Energy Services Ltd
PES, formerly known as Seadrill New Finance Limited or "NSNCo", holds investments in SeaMex (100%), Seabras Sapura (50%), and Archer (15.7%). As part of Seadrill's comprehensive restructuring process, we disposed of 65% of our equity interest in PES in January 2022, reducing our shareholding to 35%. As a result, the carrying value of PES's net assets were deconsolidated from Seadrill's Consolidated Balance Sheet and were replaced with an equity method investment representing the fair value of the retained 35% interest. This resulted in a loss of $112 million that was reported through reorganization items, as set out further in Note 4 – "Chapter 11".
The sale represented a strategic shift in Seadrill's operations which had a major effect on its operations and financial results going forward and therefore we reclassified PES as a discontinued operation and its results have been reported separately from Seadrill’s continuing operations in the comparative periods.
On September 30, 2022, Seadrill entered into share purchase agreements with certain other existing shareholders of PES to dispose of the remaining 35% shareholding in PES. The sale closed on February 24, 2023.The net gain on disposal, which is reported within Other financial items in our Consolidated Statement of Operations, and the sale proceeds, which is reported in our statement of cash flows, are summarized further in the table below:

(In $ millions)	Year ended December 31, 2023
Initial purchase price	43
Lender incentive fee	1
Total consideration	44
Less: Book value of PES investment	(31)
Less: Management incentive fee intangible	(13)
Gain on disposal	—
In connection with the sale, on March 14, 2023, we provided each of PES and SeaMex Holdings with a termination notice regarding (i) the Paratus MSA and (ii) the SeaMex MSA, respectively. The Paratus MSA terminated on November 30, 2023, and the SeaMex MSA terminated on November 17, 2023. The terminations of the Paratus MSA and SeaMex MSA did not have a material impact on the Company's financial results.
For further information on Seadrill's comprehensive restructuring, including the sale of the 65% interest in Paratus Energy Services Ltd, please refer to Note 4 – "Chapter 11".
Sale of jackup units in the Kingdom of Saudi Arabia
On September 1, 2022, Seadrill entered into a share purchase agreement with subsidiaries of ADES Arabia Holding Ltd (together, "ADES") for the sale of the entities that own and operate seven jackup units (the "Jackup Sale") in the Kingdom of Saudi Arabia (the "KSA Business"). The Jackup Sale closed on October 18, 2022, with ADES now owning the rigs AOD I, AOD II, AOD III, West Callisto, West Ariel, West Cressida, and West Leda, as well as the drilling contracts related to the rigs. ADES also now employs the crews operating the rigs in Saudi Arabia.
The gain on sale, which is reported within discontinued operations in our Consolidated Statement of Operations, and the sale proceeds, which is reported in our Consolidated Statement of Cash Flows, are summarized further in the table below:

	Gain on sale	Received/(paid) to date
(In $ millions)	2022	2022	2023
Initial Purchase Price	628	628	—
Adjustment for working capital, cash, and reimbursement of reactivation costs	53	50	3
Less: Deal costs	(11)	(11)	—
Less: Fair value of indemnities and warranties	(36)	(8)	(25)
Net sales price	634	659	(22)
Less: Book value of KSA Business	(358)	—	—
Total	276	659	(22)
The sale represented a strategic shift in Seadrill's operations which will have a major effect on its operations and financial results going forward and therefore we reclassified the KSA Business, previously included within our Jackup segment, as a discontinued operation and its results have been reported separately from Seadrill’s continuing operations in all periods. In addition, the assets and liabilities of the KSA Business were reclassified as held for sale as of September 1, 2022, at which point, we ceased all depreciation and amortization.
The sale completed on October 18, 2022. As such there are no assets held for sale, or liabilities associated with assets held for sale, on the Consolidated Balance Sheets for the years ended December 31, 2023 and December 31, 2022.
Major classes of line items constituting profit/(loss) of discontinued operations:
The table below summarizes the profit and loss statement for the KSA Business for periods when it was a fully consolidated subsidiary of Seadrill. The net income earned by the KSA Business during these periods was reported through the discontinued operations line item.

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Operating revenues
Contract revenues	—	86	18	101
Total operating revenues	—	86	18	101
Operating expenses
Vessel and rig operating expenses	—	(45)	(10)	(64)
Depreciation and amortization	—	(22)	(4)	(28)
Selling, general and administrative expenses	—	(8)	(1)	(10)
Total operating expenses	—	(75)	(15)	(102)
Operating profit/(loss)	—	11	3	(1)
Financial and other non-operating items
Reorganization items, net	—	—	(32)	(14)
Other financial items	—	(1)	—	—
Profit/(loss) before income taxes	—	10	(29)	(15)
Income tax expense	—	(2)	—	(5)
Net income/(loss)	—	8	(29)	(20)
The table below summarizes the profit and loss statement for the PES during periods when it was a fully consolidated subsidiary of Seadrill. The net income earned by PES during these periods was reported through the discontinued operations line item.

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Operating revenues
Contract revenues	—	—	12	36
Total operating revenues	—	—	12	36
Operating expenses
Operating expenses	—	—	(8)	(27)
Total operating expenses	—	—	(8)	(27)
Operating profit	—	—	4	9
Financial and other non-operating items
Interest income	—	—	—	18
Interest expense	—	—	(4)	(77)
Share in results from associated companies (net of tax)	—	—	(1)	14
Other financial items	—	—	(2)	39
Total financial items	—	—	(7)	(6)
Profit/(loss) before income taxes	—	—	(3)	3
Income tax (expense)/benefit	—	—	(1)	2
Net (loss)/income	—	—	(4)	5